Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

19.Goodwill

	2022	2021
Interconexión Eléctrica S.A. E.S.P.	3,755,835	3,092,045
Oleoducto Central S.A.S.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,647,235	4,983,445
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	5,350,114	4,686,324

Related to goodwill impairment analysis in ISA, the estimate of the recoverable amount for Energy CGU was based on the value in use, which is calculated using a discounted cash flow model projected according to the term of contracts. The principal assumptions were the generation of the annual operating cash, through the projection of ordinary revenue, operating costs, capital investments, and company taxes.